Commitments and Contingencies - Changes in Recorded Amount of Accrued Compensation from Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 1,016
Payments	(1,668)
Additional Accruals	2,052
Ending Balance	1,400
CrowdTorch (Seedlabs) [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	280
Payments	(280)
Additional Accruals	206
Ending Balance	206
CrowdCompass [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	736
Payments	(1,388)
Additional Accruals	1,471
Ending Balance	819
TicketMob [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Payments
Additional Accruals	375
Ending Balance	$ 375